FINANCIAL RISK MANAGEMENT - Schedule of Analysis of Credit Quality (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents at banks and on hand	$ 247	$ 479
Credit risk
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents at banks and on hand	576	738
- CCC/C - rated | Credit risk
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents at banks and on hand	157	0
- Unrated – Other Ukrainian banks | Credit risk
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents at banks and on hand	380	493
-BBB- Kyivstar Holdings | Credit risk
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents at banks and on hand	0	245
- A-/A/A+ - rated | Credit risk
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents at banks and on hand	$ 39	$ 0